Appendix 3 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by Type of Portfolio (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Number of customers	59,604,846	54,583,596
Trade and other receivables, Gross amount	$ 4,805,164	$ 4,047,428
Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	51,191,221	44,532,192
Trade and other receivables, Gross amount	$ 4,360,030	$ 3,591,294
Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	8,413,625	10,051,404
Trade and other receivables, Gross amount	$ 445,134	$ 456,134
Current [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	15,973,678	16,299,954
Trade and other receivables, Gross amount	$ 3,095,408	$ 2,490,098
Current [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	10,206,080	9,945,761
Trade and other receivables, Gross amount	$ 2,846,359	$ 2,211,900
Current [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	5,767,598	6,354,193
Trade and other receivables, Gross amount	$ 249,049	$ 278,198
1-30 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	10,526,660	9,835,203
Trade and other receivables, Gross amount	$ 379,555	$ 339,444
1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	10,068,327	9,176,101
Trade and other receivables, Gross amount	$ 357,910	$ 314,733
1-30 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	458,333	659,102
Trade and other receivables, Gross amount	$ 21,645	$ 24,711
31-60 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	4,088,173	4,024,431
Trade and other receivables, Gross amount	$ 126,931	$ 124,134
31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	3,768,651	3,701,107
Trade and other receivables, Gross amount	$ 111,707	$ 108,544
31-60 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	319,522	323,324
Trade and other receivables, Gross amount	$ 15,224	$ 15,590
61-90 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	2,420,769	2,736,703
Trade and other receivables, Gross amount	$ 63,270	$ 117,062
61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	2,184,046	2,534,180
Trade and other receivables, Gross amount	$ 52,203	$ 106,748
61-90 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	236,723	202,523
Trade and other receivables, Gross amount	$ 11,067	$ 10,314
91-120 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	2,240,139	1,917,561
Trade and other receivables, Gross amount	$ 73,883	$ 45,692
91-120 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	2,003,370	1,724,446
Trade and other receivables, Gross amount	$ 62,975	$ 35,933
91-120 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	236,769	193,115
Trade and other receivables, Gross amount	$ 10,908	$ 9,759
121-150 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,996,642	1,700,984
Trade and other receivables, Gross amount	$ 48,227	$ 42,814
121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,775,294	1,523,287
Trade and other receivables, Gross amount	$ 38,225	$ 33,667
121-150 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	221,348	177,697
Trade and other receivables, Gross amount	$ 10,002	$ 9,147
151-180 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,650,612	1,280,046
Trade and other receivables, Gross amount	$ 42,652	$ 35,756
151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,444,114	1,139,659
Trade and other receivables, Gross amount	$ 33,018	$ 27,439
151-180 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	206,498	140,387
Trade and other receivables, Gross amount	$ 9,634	$ 8,317
181-210 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,307,218	907,729
Trade and other receivables, Gross amount	$ 111,564	$ 64,407
181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,111,566	775,377
Trade and other receivables, Gross amount	$ 101,997	$ 58,020
181-210 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	195,652	132,352
Trade and other receivables, Gross amount	$ 9,567	$ 6,387
211-250 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	883,280	671,562
Trade and other receivables, Gross amount	$ 41,551	$ 30,798
211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	706,328	504,524
Trade and other receivables, Gross amount	$ 33,300	$ 23,907
211-250 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	176,952	167,038
Trade and other receivables, Gross amount	$ 8,251	$ 6,891
More than 251 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	18,517,675	15,209,423
Trade and other receivables, Gross amount	$ 822,123	$ 757,223
More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	17,923,445	13,507,750
Trade and other receivables, Gross amount	$ 722,336	$ 670,403
More than 251 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	594,230	1,701,673
Trade and other receivables, Gross amount	$ 99,787	$ 86,820